Financial risk management objectives and policies - Credit risk (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) customer item	Dec. 31, 2016 USD ($) customer item	Dec. 31, 2015 USD ($) customer item
Credit risk
Number of wholesaler | customer	0	1	2
US
Credit risk
Number of wholesaler | item	3	3	3
Percentage of sales	60.00%	83.00%	84.00%
Trade receivables
Ageing of trade receivables
Financial assets	$ 2,802	$ 2,583	$ 4,633
Movements in provisions for trade receivables
At 1 January	42	52	54
Income statement	(26)		2
Amounts utilised, exchange and other movements		(10)	(4)
At 31 December	16	42	52
Not past due | Trade receivables
Ageing of trade receivables
Financial assets	2,488	2,559	4,388
Past due 0 - 90 days | Trade receivables
Ageing of trade receivables
Financial assets	260	14	189
Past due 90 - 180 days | Trade receivables
Ageing of trade receivables
Financial assets	31		21
Past due > 180 days | Trade receivables
Ageing of trade receivables
Financial assets	$ 23	$ 10	$ 35